INCOME TAXES - Reconciliation of tax rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Canadian statutory tax rate	26.50%	26.50%
Effect of tax rate in foreign jurisdictions	(6.70%)	7.70%
Impact of foreign currency translation	(11.50%)	2.90%
Non-deductible and non-taxable items	(13.50%)	(45.20%)
Change in tax benefits not recognized	(29.00%)	(48.00%)
Adjustments in respect of prior periods		(16.20%)
Adjustment of prior year tax payable	3.20%	(10.40%)
Other		1.80%
Effective Income Tax Rate Applicable to Loss Before Income Taxes	(31.00%)	(80.90%)